Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Statement [Line Items]
Cash	$ 237,336		$ 25,000	$ 546,210
Marketable securities held in trust account			$ 0
Federal deposit insurance corporation coverage, amount	$ 250,000			$ 250,000
Effective tax rate	(281.68%)	0.00%	0.00%	26.30%
Statutory tax rate	21.00%	21.00%	21.00%	21.00%
Income tax expense benefit	$ 250,767			$ 206,393
Cash equivalents	$ 0			$ 0
Common Class A [Member]
Statement [Line Items]
Warrants are exercisable to purchase, shares				11,757,500
Warrants are exercisable to purchase, shares	11,757,500